PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
PROPERTY AND EQUIPMENT
Property And Equipment

NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2021 and June 30, 2021:

	December 31, 2021	June 30, 2021
Computer equipment	$746,000	$697,000
Website design	6,000	6,000
Office machine & equipment	96,000	97,000
Furniture & fixtures	467,000	438,000
Leasehold improvements	138,000	135,000
Tenant incentives	145,000	145,000
	1,598,000	1,518,000
Accumulated depreciation	(1,224,000)	(1,175,000)
Net book value	$374,000	$343,000

During the three months ended December 31, 2021 and 2020, depreciation expense was $28,000 and $30,000, respectively. During the six months ended December 31, 2021 and 2020, depreciation expense was $58,000 and $61,000, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2021	2020
Computer equipment	$697,000	$620,000
Website design	6,000	6,000
Office machine & equipment	97,000	89,000
Furniture & fixtures	438,000	429,000
Leasehold improvements	135,000	173,000
Tenant incentives	145,000	145,000
	1,518,000	1,462,000
Accumulated depreciation	(1,175,000)	(1,118,000)
Net book value	$343,000	$344,000

During the years ended June 30, 2021 and 2020, depreciation expense was $131,000 and $344,000, respectively.

In January 2020, the Company terminated the lease agreement for Troika Design’s office at 101 South La Brea in Los Angeles and relocated to a new office space at 1715 North Gower Street in Los Angeles, CA.  As a result of a move, $192,000 in leasehold improvements in net book value associated with the La Brea office space was taken as a loss in the fiscal year ending June 30, 2020.  Due to the effect of early termination of operating lease, a gain of $356,000 representing the difference between the right of use asset and the lease liability was recorded.  Please see Note 9 – Leases for additional detail.

In April 2021, the Company terminated the lease agreement for Mission-Media Limited’s office at 32 Shelton Street in London and relocated to a new office space at 19-23 Fitzroy Street in London.  As a result of a move, $33,000 in leasehold improvements in net book value associated with the Shelton Street office was taken as a loss in the fiscal year ending June 30, 2021.  Due to the effect of early termination of operating lease, a gain of $36,000 representing the difference between the right of use asset and the lease liability was recorded.  Please see Note 9 – Leases for additional detail.